Deposits - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Aggregate amount of overdraft demand deposits reclassified to loans	$ 300,000		$ 300,000
Aggregate amount of time deposits, Year one	943,200,000		943,200,000
Aggregate amount of time deposits, Year two	109,600,000		109,600,000		79,849,000	224,506,000
Aggregate amount of time deposits, Year three	183,100,000		183,100,000		172,351,000	46,499,000
Aggregate amount of time deposits, Year four	167,500,000		167,500,000		55,721,000	24,588,000
Aggregate amount of time deposits, Year five	28,300,000		28,300,000		86,696,000	54,820,000
Time deposits $100,000 and greater	905,529,000		905,529,000		674,172,000	560,500,000
Time deposits $250,000 and greater	277,150,000		277,150,000		216,309,000	129,000,000
Deposits	3,958,266,000		3,958,266,000		2,793,533,000	2,190,340,000
Securities estimated fair value					147,700,000	147,200,000
Interest received from bank	5,833,000	4,644,000	11,142,000	8,956,000	18,537,000	22,700,000
Parent Company [Member]
Deposits [Line Items]
Deposits					138,300,000	270,700,000
Parent Company [Member] | Maximum [Member]
Deposits [Line Items]
Interest received from bank					1,000	1,000
Bank Time Deposits [Member]
Deposits [Line Items]
Reduction in amortization of fair value adjustment					250,000	1,200,000
Public Funds [Member]
Deposits [Line Items]
Deposits					$ 458,000,000	$ 117,700,000